Long –term debt and other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term Debt (Table)

Facility	2023	2022
Loans	1,411,779	1,417,341
Less: Deferred finance costs, net	(8,046)	(7,354)
Total long-term debt	1,403,733	1,409,987
Less: Current portion of debt	(185,516)	(194,353)
Add: Deferred finance costs, current portion	2,532	2,272
Long-term debt, net of current portion and deferred finance costs	1,220,749	1,217,906

Long-term Debt - Weighted-Average Interest Rates (Table)
Year ended December 31, 2023	6.68%
Year ended December 31, 2022	3.91%
Year ended December 31, 2021	2.02%

Long-term Debt - Schedule of Debt (Table)

Loan	Origination Date	Original Amount	Balance at January 1, 2023	New Loans	Prepaid	Repaid	Balance at December 31,2023
6-year term loan	2014	193,239	25,973	—	25,973	—	—
8-year term loan	2014	39,954	32,322	—	31,026	1,296	—
7-year term loan	2015	44,800	24,000	—	—	24,000	—
12-year term loan	2016	309,824	79,122	—	—	10,069	69,053
7 1/2-year term loan	2017	85,000	56,666	—	—	5,666	51,000
8-year term loan	2018	82,752	70,110	—	—	4,596	65,514
5-year term loan	2018	62,500	41,500	—	38,500	3,000	—
5-year term loan	2019	38,250	11,544	—	—	4,616	6,928
4-year term loan	2019	26,000	13,000	—	10,400	2,600	—
7-year term loan	2019	56,352	50,716	—	—	2,818	47,898
10-year term loan	2019	54,387	48,169	—	—	3,011	45,158
7-year term loan	2019	72,000	57,600	—	—	4,800	52,800
5-year term loan	2019	71,036	54,449	—	25,649	2,400	26,400
5-year term loan	2019	36,000	28,800	—	27,600	1,200	—
5-year term loan	2019	35,000	25,454	—	—	3,182	22,272
5-year term loan	2020	16,800	9,555	—	—	2,730	6,825
5-year term loan	2020	70,000	44,871	—	—	11,217	33,654
5-year term loan	2020	40,000	33,582	—	32,338	1,244	—
6-year term loan	2020	37,500	31,821	—	—	2,652	29,169
5-year term loan	2020	47,000	27,300	—	7,996	7,501	11,803
5-year term loan	2021	44,500	28,318	—	—	8,091	20,227
5-year term loan	2021	26,000	24,000	—	—	2,000	22,000
4-year term loan	2021	38,000	22,974	—	—	3,662	19,312
4-year term loan	2021	48,750	41,750	—	41,750	—	—
7-year term loan	2021	74,500	74,500	—	—	4,173	70,327
5-year term loan	2022	62,000	59,250	—	—	5,500	53,750
6-year term loan	2022	67,500	63,000	—	—	9,000	54,000
5-year term loan	2022	25,200	23,695	—	—	3,010	20,685
8-year term loan	2022	118,400	14,800	103,600	—	—	118,400
5-year term loan	2022	42,000	42,000	—	—	5,442	36,558
6-year term loan	2022	67,500	67,500	—	—	9,000	58,500
5-year term loan	2022	189,000	189,000	—	—	11,812	177,188
5-year term loan	2023	85,000	—	72,274	—	6,547	65,727
5-year term loan	2023	72,150	—	72,150	—	3,006	69,144
5-year term loan	2023	70,000	—	70,000	—	2,850	67,150
5-year term loan	2023	49,000	—	49,000	—	3,063	45,937
8-year term loan	2023	118,400	—	44,400	—	—	44,400
Total			1,417,341	411,424	241,232	175,754	1,411,779

Long-term Debt - Principal Payments (Table)
Year	Amount
2024	$185,516
2025	221,789
2026	230,601
2027	360,704
2028	213,127
2029 and thereafter	200,042
Total	$1,411,779

Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table)

	December 31, 2023	December 31, 2022
Other financial liabilities	$160,912	$170,241
Less: Deferred finance costs, net	(1,988)	(2,351)
Total other financial liabilities, net	158,924	167,890
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	338	363
Other financial liabilities, net of current portion and deferred finance costs	$149,934	$158,925

Long -Term Debt and other financial liabilities - Schedule of annual lease liability (Table)

Year	Amount
2024	$9,328
2025	9,328
2026	9,328
2027	9,328
2028	9,328
2029 and thereafter	114,272
$160,912